Cashflows From Disposaled subsidiaries (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2016 KRW (₩)
Net cash flow of Disposaled subsidiaries [Member]
Disclosure of Cashflows From Disposaled subsidiaries [Line Items]
Net cash flow of Disposaled subsidiaries	₩ 0
Consideration received in cash [Member]
Disclosure of Cashflows From Disposaled subsidiaries [Line Items]
Net cash flow of Disposaled subsidiaries	898
Less: cash held by disposed subsidiaries [Member]
Disclosure of Cashflows From Disposaled subsidiaries [Line Items]
Net cash flow of Disposaled subsidiaries	₩ (898)